Pension and Post-Retirement and Post-Employment Benefits - Schedule of Estimated Future Benefit Payments (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2022	$ 93
2023	107
2024	111
2025	111
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2021	352
2022	360
2023	366
2024	371
2025	375
2026 through to 2030	1,927
Total estimated future benefit payments through to 2030	3,751
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2021		$ 60
2022		61
2023		62
2024		62
2025		64
2026 through to 2030		$ 326
Total estimated future benefit payments through to 2030	$ 635